Expenses by nature (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Expenses by Nature
Expenses by nature consist of the following:

	Year ended March 31,
	2022	2021	2020
Employee cost	$671,864	$552,148	$540,075
Repair payments	82,954	43,942	32,047
Facilities cost	61,238	54,563	62,743
Depreciation	50,003	48,923	47,220
Legal and professional expenses	22,207	23,298	21,996
Travel expenses	4,878	1,927	22,373
Others	47,005	38,312	38,860

Total cost of revenue, selling and marketing and general and administrative expenses	$940,149	$763,113	$765,314